Other notes to the unaudited Condensed Consolidated Interim Financial Statements	6 Months Ended
Jun. 30, 2024
Other notes to the unaudited Condensed Consolidated Interim Financial Statements [Abstract]
Other notes to the unaudited Condensed Consolidated Interim Financial Statements
8. Other notes to the unaudited Condensed Consolidated Interim Financial Statements
Consolidated Statement of Income

Interest and other income

Quarters			$ million	Half year
Q2 2024	Q1 2024	Q2 2023		2024	2023
(305)	907	813	Interest and other income/(expenses)	602	1,294
			Of which:
616	588	599	Interest income	1,204	1,100
30	23	29	Dividend income (from investments in equity securities)	53	29
143	10	65	Net gains/(losses) on sales and revaluation of non-current assets and businesses	154	110
(1,169)	66	7	Net foreign exchange gains/(losses) on financing activities	(1,103)	(229)
74	219	113	Other	293	284

Net foreign exchange gains/(losses) on financing activities in the second quarter 2024 includes a loss of $1,104 million related to cumulative currency translation differences that were reclassified to profit and loss. The reclassification of these cumulative currency translation differences was principally triggered by changes in the funding structure of some of Shell's businesses in the United Kingdom. These currency translation differences were previously directly recognised in equity as part of accumulated other comprehensive income.
Depreciation, depletion and amortisation

Quarters			$ million	Half year
Q2 2024	Q1 2024	Q2 2023		2024	2023
7,555	5,881	7,872	Depreciation, depletion and amortisation	13,436	14,157
			Of which:
5,642	5,654	5,708	Depreciation	11,296	11,404
1,984	382	2,490	Impairments	2,365	3,079
(71)	(154)	(326)	Impairment reversals	(225)	(326)
Impairments recognised in the second quarter 2024 of $1,984 million pre-tax ($1,778 million post-tax) mainly relate to Marketing ($1,055 million), Chemicals and Products ($690 million) and Renewables and Energy Solutions ($141 million). The impairment in Marketing principally relates to a biofuels facility located in the Netherlands, triggered by a temporary pause of on-site construction work. The impairment in Chemicals and Products relates to an Energy and Chemicals Park located in Singapore, due to remeasurement of the fair value less costs of disposal triggered by a sales agreement reached. Impairments recognised in the first quarter 2024 of $382 million pre-tax ($332 million post-tax) include various smaller impairments in various segments. Impairments in the second quarter 2023 were mainly triggered by a change in the discount rate applied. Impairments recognised in the second quarter 2023 of $2,490 million pre-tax ($1,910 million post-tax) relate to an asset in Integrated Gas located in North America and various smaller impairments across segments.
Taxation charge/credit

Quarters			$ million	Half year
Q2 2024	Q1 2024	Q2 2023		2024	2023
3,754	3,604	2,195	Taxation charge/(credit)	7,358	7,776
			Of which:
3,666	3,525	2,195	Income tax excluding Pillar Two income tax	7,192	7,776
88	79	—	Income tax related to Pillar Two income tax	167	—
On June 20, 2023, the UK substantively enacted Pillar Two Model Rules, effective as from January 1, 2024.
As required by IAS 12 Income Taxes, Shell has applied the exception to recognising and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes.

Consolidated Statement of Comprehensive Income
Currency translation differences

Quarters			$ million	Half year
Q2 2024	Q1 2024	Q2 2023		2024	2023
698	(1,995)	(267)	Currency translation differences	(1,296)	286
			Of which:
(406)	(1,983)	(263)	Recognised in Other comprehensive income	(2,388)	288
1,104	(12)	(4)	(Gain)/loss reclassified to profit or loss	1,092	(2)
Amounts reclassified to profit and loss in the second quarter 2024 relate to cumulative currency translation differences that were reclassified to income (refer to Interest and other income above).

Condensed Consolidated Balance Sheet
Retirement benefits

$ million
	June 30, 2024	December 31, 2023
Non-current assets
Retirement benefits	9,454	9,151
Non-current liabilities
Retirement benefits	6,701	7,549
Surplus/(deficit)	2,753	1,602
Amounts recognised in the Balance Sheet in relation to defined benefit plans include both plan assets and obligations that are presented on a net basis on a plan-by-plan basis. The change in the net retirement benefit asset as at June 30, 2024, is mainly driven by an increase of the market yield on high-quality corporate bonds in the USA, the UK and Eurozone since December 31, 2023, partly offset by losses on plan assets.
Assets classified as held for sale

$ million
	June 30, 2024	December 31, 2023
Assets classified as held for sale	1,692	951
Liabilities directly associated with assets classified as held for sale	857	307
Assets classified as held for sale and associated liabilities at June 30, 2024 relate to an energy and chemicals park asset in Chemicals and Products in Singapore and various smaller assets. The major classes of assets and liabilities classified as held for sale at June 30, 2024, are Inventories ($1,310 million; December 31, 2023: $463 million), Property, plant and equipment ($215 million; December 31, 2023: $250 million), Debt ($377 million; December 31, 2023: $84 million) and Decommissioning and other provisions ($329 million; December 31, 2023: $75 million).
Consolidated Statement of Cash Flows
Cash flow from operating activities - Other

Quarters			$ million	Half year
Q2 2024	Q1 2024	Q2 2023		2024	2023
2,027	509	954	Other	2,536	624
'Cash flow from operating activities - Other' for the second quarter 2024 includes $1,104 million inflow (first quarter 2024: zero; second quarter 2023: zero) representing reversal of the non-cash recycling of currency translation losses from other comprehensive income (refer to Interest and other income above). It also includes $620 million of net inflows (first quarter 2024: $188 million net inflows; second quarter 2023: $764 million net inflows) due to the timing of payments relating to emission certificates and biofuel programmes in Europe and North America.